UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2010 - June 30, 2010

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2010 semi annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

Stuck: to be unable to proceed or move freely

Neutral: being neither one thing nor the other

U.S. economy: stuck in neutral

After a jobless recovery in 2009, the bulls and bears have wrestled to a standstill in 2010 with no clear direction so far. An optimistic first quarter on signs the economy was slowly improving was followed by a weak and disappointing second quarter. For the first quarter the S&P 500 index was up 5.4% on what had been labeled a tortoise rally. Despite positive returns in April, there were indications the economy was still in trouble as the global economic recovery stalled on debt concerns in Greece and throughout Europe. Unable to shake their fears about European debt disrupting the global recovery and spilling over to other markets, including the U.S., investors started to retreat, driving stock prices down in May and June. The returns for the second quarter were the worst quarterly performance for stocks since the financial crisis. For the six month period ending
June 30th, the S&P 500 index was down 6.7% and despite the recent sell off, stock prices are still up over 12% from a year ago.

Impasse: a predicament from which there is no obvious escape

The focus is clearly on the job market. Businesses are reluctant to hire until consumers start spending. Consumers are not going to spend money until businesses start hiring. Despite the largest job gains in three years in March, the unemployment rate remains between 9.5% and 10%. Even with record low interest rates, consumers are not likely to take on any debt or finance new purchases while the job market remains so weak. Consumers and businesses are definitely at an impasse.

For those investors looking at historical trends to predict future stock market performance, January's signals are certainly more optimistic than the returns for the past 6 months. Since 1973, when the S&P 500 index had gained more than 1% on the first day of trading, the index has ended the year higher 86% of the time. The S&P 500 index rose 1.6% on January 4, 2010.

Here is another historical perspective for those who view the glass as half full. The S&P 500 index has gained at least 25%, including last year, eight times in the last 25 calendar years. According to BTN Research, in the calendar year following the seven previous 25% and up years, the S&P 500 index was up six out of seven years, gaining an average of 14.8% annually.

For the six month period ending June 30, 2010, MH Elite Small Cap Fund of Funds was down 3.2% versus a 2.0% loss for the Russell 2000 index of small cap stocks. The Fund was up 7.7% for the first quarter before falling 10.1% in the second quarter. For the one year period ending June 30, 2010 the Fund had gained 18.3%. Only three of the underlying funds posted positive returns for the six month period. Parnassus Small Cap was our best performer, up 4.3%, Allianz NFJ Small Cap Value was up 1.6% and Perkins Small Cap Value was up 0.05%. Funds with notable underperformance were Pacific Advisors Small Cap, down 5.8%, Keeley Small Cap Value, down 5.2%, TCW Small Cap Growth, down 4.2%, Schneider Small Cap Value, down 3.7%, Royce Value Plus and Royce 100, both down 3%.

Brown Capital Small Co. was replaced with Artio US Small Cap. A number of positions were trimmed in order to add Catalyst Value and Dreyfus Opportunistic Small Cap to the portfolio.

MH Elite Fund of Funds had gained 5.3% during the first quarter, followed by an 11.7% decline in the second quarter. Overall, the Fund was down 7% for the first half of 2010 vs. the S&P 500 index's loss of 6.7% and the Russell 1000 index's loss of 6.4%. For the one year period ending June 30, 2010 the Fund had gained 12.2%. Only Fairholme, our largest position, managed a positive return for the six month period gaining 0.7%. Wasatch 1st Source Income Equity, down 9.3%, and Columbia Value and Restructuring, down 10.5%, were standouts only by their notable underperformance.

Funds sold during the period were Blackrock Equity Dividend, Hartford Capital Appreciation and Jordon Opportunity. New additions to the portfolio were a mid cap fund, Aston/Optimum Mid Cap and a large cap growth fund, Wells Fargo Advantage Growth.

MH Elite Select Portfolio of Funds was up 2.8% for the first quarter before falling 8.9% in the second quarter to end the first half of 2010 with a loss of 6.3%. The Fund lagged when compared to our other Funds in the first quarter but lost the least of the three Funds in the second quarter. Over the past twelve months the Fund was up 12%. With the debt crisis in Europe and the volatility in emerging markets impacting the fund, our commitment to other asset classes helped stabilize the overall portfolio. While most of our foreign exposure and emerging market funds were down between 10% and 12%, there were a few pleasant surprises. Janus Overseas, Lazard Emerging Market Equity and Oppenheimer Developing Markets were able to minimize their losses to 3.5% for the six month period. Our two largest holdings provided a safety net for the overall portfolio. Conservative allocation fund, Permanent Portfolio gained 2.5% and our long/short position in TFS Market Neutral was down only 1%. Gold prices helped USAA Precious Metals and Minerals to gain 10.9%, by far our best performer. Going in the opposite direction were energy prices as Vanguard Energy lost 14.3%.

To diversify our international exposure further, we replaced Mutual Global Discovery with Templeton Foreign Smaller Co. For some added stability, Templeton Global Bond was purchased to replace CGM Focus.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.



                                       Sincerely,



                                        /s/ Harvey Merson
				        Harvey Merson
					President




Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                           June 30, 2010 (Unaudited)

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	            %	Small Cap Blend                 %	Small Cap Growth                %
----------------------------------------------------------------------------------------------------------
Schneider Small Cap Value  8.3	Parnassus Small Cap            7.4	Royce 100 Inv                  5.7
----------------------------------------------------------------------------------------------------------
American Century Small     5.8  T. Rowe Price Small Cap Value  6.2	TCW Small Cap Growth I	       4.6
Cap Value Inv
----------------------------------------------------------------------------------------------------------
Perkins Small Cap Value I  5.8	Keeley Small Cap Value I       5.5	Royce Value Plus Svc           4.3
Value I
----------------------------------------------------------------------------------------------------------
Allianz NFJ Small 	   5.6  Royce Micro Cap Inv            5.5      Artio U.S. Small Cap A         4.1
Cap Value I
----------------------------------------------------------------------------------------------------------
iShares Russell 2000       3.5  Pacific Advisors Small Cap A   5.4      Schroder US Opportunities Inv  4.0
Value Index
----------------------------------------------------------------------------------------------------------
                                TFS Small Cap                  5.2
                                ------------------------------------
                                Dreyus Opportunitistic Small   4.1
                                Cap
                                ------------------------------------
                                Catalyst Value I               3.9
                                ------------------------------------
                                iShares Russell 2000 Index     3.7
                                ------------------------------------

                    Short-Term Securities and Other Assets - 1.4%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            33%     32%     35%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                          June 30, 2010 (Unaudited)

      Mutual Funds  (91.4%)                       Shares         Value

        Schneider Small Cap Value *	          20,643    $   271,869
        Parnassus Small Cap *	                  12,876	240,661
        T Rowe Price Small Cap Value * 	           6,955	203,444
        Perkins Small Cap Value I  *	           9,000	188,730
        American Century Small Cap Value Inv *	  26,036	187,980
        Royce 100 Inv *	                          24,282	186,973
        Allianz NFJ Small Cap Value I *	           7,471	184,003
        Royce Micro Cap Inv *	                  13,411	181,455
        Keeley Small Cap Value I *	           9,500	179,075
        Pacific Advisors Small Cap A *	           7,135	177,228
        TFS Small Cap *	                          16,452	170,440
        TCW Small Cap Growth I *	           6,512	149,516
        Royce Value Plus Svc *	                  13,000	141,440
        Dreyfus Opportunitistic Small Cap *	   5,854	132,890
        Artio U.S. Small Cap A *	          14,961	132,557
        Schroder US Opportunities Inv *	           6,705	129,347
        Catalyst Value I *	                  11,017	128,899
                                                           ------------

        Total Mutual Funds (Cost $ 3,156,647) 		      2,986,507



      Exchange Traded Funds (7.2%)

        iShares Russell 2000 Index	           2,000	122,230
        iShares Russell 2000 Value Index	   2,000	114,080
                                                              ---------

        Total Exchange Traded Funds (Cost $ 241,516)            236,310

      Total Mutual Funds and
        Exchange Traded Funds (Cost $3,398,163)               3,222,817

      Short-Term Securities (1.0%)

        Shareholder Services Group Money Market
        (Cost  $ 31,336)                                         31,336
                                                            -----------

      Total Investments in Securities (Cost $ 3,429,499)      3,254,153

      Other Assets - net (0.4%)                                  12,891
                                                            -----------

      Net Assets - (100%)                                   $ 3,267,044
                                                            ===========

     * Non-income producing security during the period.





The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                          June 30, 2010 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,429,499)       $ 3,254,153
Cash                                                             12,891
                                                            -----------

        Total Assets                                          3,267,044
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 3,267,044
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 682,668)                          $ 3,985,278
        Accumulated realized losses on investments             (521,824)
        Net investment loss                                     (21,064)
        Net unrealized depreciation on investments             (175,346)
                                                            -----------

                Net Assets                                  $ 3,267,044
                                                            ===========

Net asset value per share                                   $      4.79
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
              For The Six Months Ended June 30, 2010 (Unaudited)

Investment Income

        Dividend income from underlying funds                 $         850
        Dividend income from money market funds	                          0
                                                              -------------

                Total investment income                                 850
                                                              -------------

Expenses
        Investment advisory fees (note 2)                            17,531
        Administrative service fees                                   4,383
                                                              -------------
                Total expenses                                       21,914
                                                              -------------

Net investment loss                                                 (21,604)
                                                              -------------
Realized and unrealized gain/(loss) on investments

        Capital gain distributions from underlying funds                  0
        Net realized gain from investments                           24,008
        Net change in unrealized depreciation on investments       (114,591)
                                                              -------------
        Net realized and unrealized loss on investments             (90,583)
                                                              --------------

Net decrease in net assets resulting from operations          $    (111,647)
                                                              ==============







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statements of Changes in Net Assets
             For The Six Months Ended June 30, 2010 (Unaudited)
                     For The Year Ended December 31,2009




                                                        2010             2009
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (21,064)   $    (17,101)
     Capital gain distributions from
       underlying funds                                      0              10
     Net realized gain/(loss) on investments            24,008        (252,705)
     Change in unrealized appreciation/
       (depreciation) on investments                  (114,591)      1,088,996
                                                  --------------    -----------
     Net increase/(decrease) in net assets
       resulting from operations                      (111,647)        819,200

Distributions to shareholders from:
     Net investment income                                   -               -
     Realized gains                                          -               -
                                                  --------------     ----------
     Total distributions                                     -               -

Capital share transactions (note 5)                     22,601        (113,435)
                                                  --------------     ----------
Total increase/(decrease)                              (89,046)        705,765

Net assets at beginning of year                      3,356,090       2,650,325
                                                  --------------    -----------
Net assets at end of year                          $ 3,267,044     $ 3,356,090
                                                  =============================






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                       June 30, 2010 (Unaudited)



               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value               %     Large Cap Blend              %      Large Cap Growth         %
---------------------------------------------------------------------------------------------------
Amana Income	             5.7    Fairholme	                7.0	Amana Growth	        6.1
---------------------------------------------------------------------------------------------------
Mainstay ICAP Select 	     5.5    Janus Contrarian T          5.6	Primecap Odyssey Growth 5.8
Equity I
---------------------------------------------------------------------------------------------------
BB&T Equity Income I         5.3    American Funds Fundamental  4.9	Parnassus        	5.6
                                    Inv F2
---------------------------------------------------------------------------------------------------
Wasatch 1st Source  	     5.1    Fidelity Select Consumer    2.8	Wells Fargo Advantage	4.7
Income Equity                       Staples                             Growth Adm
---------------------------------------------------------------------------------------------------
Columbia                     4.8
Value and Restructuring Z
----------------------------------
Dodge and Cox Stock	     4.7
----------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value         %        Mid Cap Blend               %       Mid Cap Growth           %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value     5.1    Fidelity Leveraged Co Stk     4.7      Blackrock US            5.0
                                                                        Opportunitites I
---------------------------------------------------------------------------------------------------
Schneider Value           5.0    Aston/Optimum Mid Cap N       4.6
--------------------------------------------------------------------



                        Short-Term Securities and Other Assets - 2.0%



               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  33%       35%      32%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                         June 30, 2010 (Unaudited)


   Mutual Funds (98.0%)                    Shares         Value

     Fairholme *	                   11,861   $   359,398
     Amana Growth *	                   15,589	313,812
     Primecap Odyssey Growth *	           23,355	296,838
     Amana Income 	                   11,213	295,579
     Parnassus *	                    8,917	288,291
     Janus Contrarian T *	           23,010	287,855
     Mainstay ICAP Select Equity I 	    9,852	285,995
     BB&T Equity Income I 	           23,476	273,023
     Wasatch 1st Source Income Equity      23,118	264,005
     Artisan Mid Cap Value Inv *	   15,527	263,810
     Schneider Value *	                   21,835	258,743
     Blackrock US Opportunitites I *	    7,939	255,627
     American Funds Fundamental Inv F2	    8,397	251,905
     Columbia Value and Restructuring Z     6,546	249,667
     Wells Fargo Advantage Growth Adm *	    9,396	242,680
     Dodge & Cox Stock	                    2,738	240,688
     Fidelity Leveraged Co Stk *	   11,048	240,294
     Aston/Optimum Mid Cap N *	            9,347	234,619
     Fidelity Select Consumer Staples	    2,522	144,957
                                                     ----------

     Total Mutual Funds (Cost $ 5,823,477) 	      5,047,786



   Short-Term Securities (1.4%)

     Shareholder Services Group Money                    70,256
       Market (Cost $ 70,256)
                                                   ------------
   Total Investments in Securities
       (Cost  $ 5,893,733)                            5,118,042

   Other Assets (0.6%)                                   29,633
                                                   ------------

   Net Assets - (100%)                             $  5,147,675
                                                   ============

   * Non-incoming producing security during the period.

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                            June 30, 2010 (Unaudited)


Assets


Investments in securities at value (Cost $ 5,893,733)	$ 5,118,042
Cash                                                         29,633
                                                        -----------
	Total Assets	                                  5,147,675
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 5,147,675
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,215,998)                    $  6,358,260
        Accumulated realized losses on investments         (415,926)
        Net investment loss                                 (18,968)
        Net unrealized depreciation on investments	   (775,691)
                                                        -----------

                Net Assets	                        $ 5,147,675
                                                        ===========

        Net asset value per share	                $      4.23
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
               For The Sin Months Ended June 30, 2010 (Unaudited)

Investment income

     Dividend income from underlying funds            $     15,902
     Dividend income from money market funds                     0
                                                      ------------
           Total Investment Income                          15,902
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      27,896
     Administrative service fees                             6,974
                                                      ------------
           Total Expenses                                   34,870
                                                      ------------

Net investment loss                                        (18,968)
                                                      ------------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds            0
     Net realized loss from investments                   (136,969)
     Net change in unrealized depreciation
        on investments                                    (220,055)
                                                      ------------
     Net realized and unrealized loss on investments      (357,024)
                                                      ------------
Net decrease in net assets resulting from operations  $   (375,992)
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statements of Changes in Net Assets
             For The Six Months Ended June 30, 2010 (Unaudited)
                     For The Year Ended December 31,2009



                                                         2010            2009
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (18,968)   $    (9,895)
     Capital gain distributions from
       underlying funds                                       -              -
     Net realized loss on investments                  (136,969)       (87,954)
     Change in unrealized increase appreciation/
       (depreciation) on investments                   (220,055)     1,389,970
                                                  -----------------------------
     Net increase/(decrease) in net assets
       resulting from operations                       (375,992)     1,292,121

Distributions to shareholders from:
     Net investment income                                    -              -
     Realized gains                                           -              -
                                                  ----------------------------
     Total distributions                                      -              -

Capital share transactions (note 5)                      15,816         20,511
                                                  -----------------------------
Net increase/(decrease)                                (360,176)     1,312,632

Net assets at beginning of year                       5,507,851      4,195,219
                                                  -----------------------------
Net assets at end of year                           $ 5,147,675    $ 5,507,851
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                           June 30, 2010 (Unaudited)


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short                 %    Latin America/                %    Precious Metals              %
                                  Emerging Markets
----------------------------------------------------------------------------------------------------
TFS Market Neutral          7.5	 T. Rowe Price Latin America   5.4   USAA Precious Metals        3.8
                                                                     and Minerals
----------------------------------------------------------------------------------------------------
                          	 Metzler/Payden European       4.6
                                 Emerging Markets
-------------------------------------------------------------------
                                 Lazard Emergin Markets        4.4
                                 Equity I
-------------------------------------------------------------------
                                 Oppenheimer Developing        4.4
                                 Markets Y
                                 ----------------------------------
                                 BLDRS Emerging Markets 50     3.5
                                 ADR Index
                                 ----------------------------------


------------------------------------------------------------------------------------------------------
Natural Resources            %   Real Estate                    %    Health Care                    %
------------------------------------------------------------------------------------------------------
Vanguard Energy             2.5  CGM Realty	               3.7   Blackrock Health Sciences     3.1
                                                                     Opportunities I
------------------------------------------------------------------------------------------------------
                                 		                     T. Rowe Price Health Sciences 2.7
                                                                   -----------------------------------


------------------------------------------------------------------------------------------------------
World Allocation             %         Moderate Allocation       %   Conservative Allocation        %
------------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y	    3.6	                                     Permanent Portfolio	   5.5

------------------------------------------------------------------------------------------------------
Blackrock Global            3.4
Allocation I
--------------------------------
Pimco Global Multi Asset I  2.7
--------------------------------


------------------------------------------------------------------------------------------------------
Foreign Develop Markets      %   World Bond                      %   Miscellaneous                  %
------------------------------------------------------------------------------------------------------
Janus Overseas T            4.3	 Templeton Global Bond Adv	2.8  MFS Utilities A	           2.6
------------------------------------------------------------------------------------------------------
Allianz NFJ International   4.1	                                     T. Rowe Price Media and       2.3
Value I                                                              Telecommunications
--------------------------------                                     ---------------------------------
Harbor Intl I               3.7
--------------------------------
Blackrock International     3.6
Opportunities I
-------------------------------
T. Rowe Price INternational 3.4
Discovery
-------------------------------
Manning & Napier World      3.2
Opportunities A
-------------------------------
Templeton Institutional     2.7
Foreign Samller Co Ser A
-------------------------------

                        Short-Term Securities and Other Assets - 6.5%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                          June 30, 2010 (Unaudited)


   Mutual Funds (90.0%)                         Shares      Value

     TFS Market Neutral *	                 17,250	 $   260,642
     Permanent Portfolio *	                  4,841	     191,782
     T. Rowe Price Latin America *	          4,310	     186,142
     Metzler/Payden European Emerging Markets *	  7,167      158,687
     Oppenheimer Developing Markets Y *	          5,583	     153,313
     Lazard Emerging Markets Equity I *	          8,733	     151,874
     Janus Overseas T *	                          3,626	     148,719
     Allianz NFJ International Value I 	          8,325	     142,185
     USAA Precious Metals and Minerals *	  3,545	     133,628
     Harbor International I *	                  2,661	     128,859
     CGM Realty	                                  6,134	     127,646
     Blackrock International Opportunities I *	  4,498	     125,360
     IVY Assets Strategy Y *	                  6,020	     124,435
     Blackrock Global Allocation I *	          6,954	     119,263
     T. Rowe Price International Discovery *	  3,422	     118,725
     Manning & Napier World Opportunities A *	 15,508	     111,505
     Blackrock Health Sciences Opportunities I *  4,142	     108,243
     Templeton Global Bond Adv	                  7,485	      96,407
     T. Rowe Price Health Sciences *	          3,771	      94,231
     PIMCO Global Multi Asset I            	  8,811	      93,745
     Templeton Institutional Foreign
       Smaller Co Ser A *	                  6,653	      92,881
     MFS Utilities A	                          6,527	      89,165
     Vanguard Energy	                          1,701	      87,017
     T. Rowe Price Media & Telecommunications *	  2,024	      80,466
                                                          ----------

     Total Mutual Funds (Cost $ 3,131,007)		   3,124,920


                                                          ----------

   Exchange Traded Funds (3.5%)

     BLDRS Emerging Markets 50 ADR Index	 3,100	     121,055
                                                          ----------
     Total Exchange Traded Funds (Cost $ 143,740)            121,055

     Total Mutual Funds and Exchange Traded Fund           3,245,975
        (Cost $ 3,274,747)

   Short-Term Securities (5.3%)

     Shareholder Services Group                              184,221
        Money Market (Cost $ 184,221)
                                                          ----------
   Total Investments in Securities
       (Cost  $ 3,458,968)                                 3,430,196

   Other Assets (1.2)                                         43,478
                                                          ----------

   Net Assets - (100%)                                   $ 3,473,674
                                                         ===========

   * Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                            June 30, 2010 (Unaudited)


Assets


Investments in securities at value (Cost $ 3,458,968)	$ 3,430,196
Cash	                                                     43,478
                                                        -----------
	Total Assets	                                  3,473,674
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 3,473,674
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 807,591)                      $  4,100,973
        Accumulated realized losses on investments	   (566,792)
        Net investment loss                                 (31,735)
        Net unrealized depreciation on investments	    (28,772)
                                                        -----------
                Net Assets	                        $ 3,473,674
                                                        ===========

        Net asset value per share	                $      4.30
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
                For The Sin Months Ended June 30, 2010 (Unaudited)


Investment income

     Dividend income from underlying funds           $       4,634
     Dividend income from money market funds	                 1
                                                      ------------
           Total Investment Income                           4,635
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      31,824
     Administrative service fees                             4,546
                                                      ------------
           Total Expenses                                   36,370
                                                      ------------

Net investment loss                                        (31,735)
                                                      ------------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds          355
     Net realized loss from investments                    (33,795)
     Net change in unrealized depreciation
        on investments                                    (168,422)
                                                      ------------
     Net realized and unrealized loss on investments      (201,862)
                                                      ------------
Net decrease in net assets resulting from operations  $   (233,597)
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statements of Changes in Net Assets
            For The Six Months Ended June 30, 2010 (Unaudited)
                     For The Year Ended December 31,2009



                                                           2010          2009
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                             $   (31,735)    $ (21,991)
     Capital gain distributions from
       underlying funds                                      355           499
     Net realized loss on investments                    (33,795)     (102,485)
     Change in unrealized appreciation
       (depreciation) on investments                    (168,422)    1,005,972
                                                  --------------   ------------
     Net increase (decrease) in net assets
       resulting from operations                        (233,597)      881,995

Distributions to shareholders from:
     Net investment income                                     -             -
     Realized gains                                            -             -
                                                  --------------    ----------
     Total distributions                                       -             -

Capital share transactions (note 5)                      (60,901)       64,355
                                                  --------------    ----------
Net increase (decrease)                                 (294,498)      946,350

Net assets at beginning of year                        3,768,172     2,821,822
                                                  --------------    ----------
Net assets at end of year                            $ 3,473,674   $ 3,768,172
                                                  ==============   ===========








The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       June 30, 2010 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board ('FASB') has issued FASB ASC 105 (formerly FASB Statement No. 168), The 'FASB
Accounting Standards Codification (tm)' and the Hierarchy of Generally Accepted Accounting Principles ('GAAP') ('ASC 105'). ASC 105 established the FASB Accounting Standards Codification (tm) ('Codification' or 'ASC') as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ('SEC') under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification as of June 30, 2010 (Unaudited).


Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.Management has evaluated subsequent events through March 1, 2010, the date the financial statements were issued.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       June 30, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications: In accordance with SOP-93-2 each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at June 30, 2010 (Unaudited) . This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At June 30, 2010 (Unaudited) the reclassification for each Fund is as follows:

                      Small Cap Fund            - $17,101
                      Fund of Funds             - $ 9,895
                      Select Portfolio of Funds - $21,991



2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.30% to 2.50% of average net assets.


For the period ended June 30, 2010 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 17,531
        MH Elite Fund of Funds                 $ 27,896
        MH Elite Select Portfolio of Funds     $ 31,824

For the period ended June 30, 2010 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds       $  4,383
        MH Elite Fund of Funds                 $  6,974
        MH Elite Select Portfolio of Funds     $  4,546

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2010 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2010 (Unaudited) aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $     525,000	 $   499,688
MH Elite Fund of Funds	                 $     745,000	 $   793,670
MH Elite Select Portfolio of Funds	 $     385,000	 $   268,235

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2010 (Unaudited) , on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$        227,698     $      403,044
MH Elite Fund of Funds	                $        109,845     $      885,536
MH Elite Select Portfolio of Funds	$        228,394     $      257,166


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2010, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income          $           -          $           -           $            -
Undistributed long-term capital gain   $           -          $           -           $            -
Unrealized depreciation                $     (60,755)         $    (555,636)          $      139,650

The tax character of distributions paid by the Funds during the years ended December 31, 2010 and 2008 are as follows:

	                                      MH Elite Small Cap           MH Elite               MH Elite Select
	                                         Fund of Funds	     Fund of Funds	        Portfolio of Funds
                                               2009         2008       2009         2008         2009         2008
Ordinary income                           $       -    $       -     $       -   $   3,577    $        -   $        -
Long-term capital gain                    $       -    $       -     $       -   $  12,621    $        -   $        -
Dividends                                 $       -    $       -     $       -   $       -    $        -   $    3,013


                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2010 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2010 (Unaudited) , 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                                    MH Elite Small Cap Fund of Funds

                            For the six months ended     For the year ended
                            June 30, 2010 (Unaudited) 	 December 31, 2009

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                16,765      $     82,634      42,228  $     162,181
Shares issued in
  reinvestment of
    distributions               -                 -           -              -
                        ----------     ------------     -------     ----------
                           16,765            82,634      42,228        162,181


Shares redeemed           (11,568)          (60,033)    (70,292)      (275,616)
                         ---------     ------------    ---------   -----------

Net increase/(decrease)     5,197      $     22,601     (28,064)  $   (113,435)
                         =========     ============    =========   ============

                                         MH Elite Fund of Funds

                            For the six months ended     For the year ended
                            June 30, 2010 (Unaudited) 	 December 31, 2009

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                72,482      $    326,242      70,607    $   277,650
Shares issued in
  reinvestment of
    distributions               -                 -           -              -
                        ---------      ------------     -------    -----------
                           72,482           326,242      70,607        277,650


Shares redeemed           (67,674)         (310,426)    (64,756)      (257,139)
                        ---------      ------------     --------   -----------

Net increase/(decrease)     4,808      $     15,816       5,851    $    20,511
                        =========      ============     =======    ===========

                                 MH Elite Select Portfolio of Funds
                            For the six months ended     For the year ended
                            June 30, 2010 (Unaudited) 	 December 31, 2009

                           Shares         Amount         Shares       Amount
                         -------          ------         ------       ------
Shares Sold                49,753      $    228,743      41,633    $   156,859
Shares issued in
reinvestment of
distributions                   -                 -           -              -
                         --------      ------------    ----------   ----------
                           49,753           228,743      41,633        156,859

Shares redeemed           (63,116)         (289,644)    (22,407)       (92,504)
                         --------      ------------    ---------    ----------

Net Increase              (13,363)      $   (60,901)     19,226    $    64,355
                         ========      ============    =========   ===========

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2010 (Unaudited)


6. FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The topic establishes a fair value hierarchy that distinguishes between
(1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and
(2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds' securities on a daily basis. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2010 (Unaudited):


Valuation Inputs	                          MH Elite Small Cap      MH Elite        MH Elite Select
                                                     Fund of Funds      Fund of Funds	 Portfolio of Funds
Level 1 - Quoted prices 	                    $ 3,254,153	         $ 5,118,042	    $ 3,430,196
Level 2 - Other significant observable inputs 	              -	                   -	              -
Level 3 - Significant unobservable inputs                     -                    -                  -
Total 	                                            $ 3,254,153	         $ 5,118,042	    $ 3,430,196

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                       For the six
                      months ending
                      June 30, 2010              For the years ended December 31,
                       (Unaudited)      2009        2008         2007        2006        2005
                      ------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of year          $4.95     $   3.76     $  6.22      $  7.16     $  7.13     $  7.39
----------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.03)       (0.02)       (0.04)       (0.04)      (0.07)      (0.08)

Net Realized and
 Unrealized Gain/(Loss)
  on Investments           (0.13)        1.21        (2.42)       (0.09)       1.00        0.53
                         -------     --------     --------     --------   ---------     -------
Total Income/(Loss)
 from Investment
  Operations               (0.16)        1.19        (2.46)       (0.13)       0.93        0.45
-----------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income          -            -            -            -       (0.18)      (0.10)
Realized gains                 -            -            -        (0.81)      (0.72)      (0.61)
-----------------------------------------------------------------------------------------------


Net asset value,
end of period             $4.79       $  4.95      $  3.76      $  6.22     $  7.16     $  7.13
-----------------------------------------------------------------------------------------------

Total Return (b)          -3.23%        31.65%      -39.55%       -1.88%      13.04%       6.09%
-----------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
year (in 000's)           $ 3,267     $ 3,356      $ 2,650      $ 5,513      $ 6,322    $ 5,549
                          =======     =======      =======      =======     ========    =======
Ratio of Expenses to
Average Net Assets (c)      1,26% (d)    1.26%        1.22%        1.26%       1.24%       1.24%

Ratio of Net Investment
Loss to Average
Net Assets (c)             -1.21% (d)   -0.60%       -0.79%       -0.53%      -0.91%      -1.06%

Portfolio turnover
rate (%)                   14.60%       35.73%       40.40%       42.48%      33.22%      29.67%
------------------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.
   (d) Annualized




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                       For the six
                      months ending
                      June 30, 2010              For the years ended December 31,
                       (Unaudited)    2009         2008          2007       2006         2005
                      ------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of year         $4.55      $  3.48       $ 5.84       $  5.99     $  5.62     $   5.41
-------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(a) (c)            (0.02)       (0.01)       (0.02)        (0.04)      (0.02)       (0.03)

Net Realized and
Unrealized Gain/(loss)
on Investments            (0.30)        1.08        (2.33)         0.42        0.69         0.40
                        -------       -------      -------      -------     -------
Total Income/(Loss)
from Investment
Operations                (0.32)        1.07        (2.35)         0.38        0.67         0.37
------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income         -            -        (0.01)        (0.11)      (0.03)       (0.03)
Realized gains                -            -            -         (0.42)      (0.27)       (0.13)
                         ------       ------       -------       -------    -------      -------

Net asset value,
end of period          $   4.23     $   4.55     $   3.48      $   5.84     $  5.99     $   5.62
------------------------------------------------------------------------------------------------

Total Return (c)          -7.03%       30.75%      -40.41%         6.37%      11.92%        6.84%
------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
year (in 000's)        $  5,148     $  5,508     $  4,195      $  6,824     $ 6,250      $ 5,026
                       ========     ========     ========      ========     =======      =======
Ratio of Expenses to
Average Net Assets (e)    1.25% (d)     1.26%        1.24%         1.25%       1.24%        1.25%

Ratio of Net Investment
loss to Average
Net Assets (e)           -0.68% (d)    -0.21%       -0.36%        -0.58%      -0.41%       -0.75%

Portfolio turnover
rate(%)                   13.64%        6.60%       26.85%        28.51%      31.55%       32.90%
------------------------------------------------------------------------------------------------



   (a) Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.
   (d) Annualized.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Select Portfolio of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                           For the six
                          months ending                                                       For the period
                          June 30, 2010             For Years Ending December 31,            April 6, 2006 to
                           (Unaudited)          2009             2008             2007     December 31, 2006 (a)
                    ----------------------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period          $  4.59          $  3.52         $   5.39        $   4.84          $  5.00
------------------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
Gain/(Loss)(b) (e)             (0.04)           (0.03)           (0.03)           0.01             0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                 (0.25)            1.10            (1.83)           0.56            (0.18)
                             -------          -------           ------          ------          -------
Total Income/(Loss)
from Investment
Operations                     (0.29)            1.07            (1.86)           0.57            (0.16)
-------------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income              -                -            (0.01)          (0.02)               -
Realize gains                      -                -                -               -                -
                             -------          -------           ------        --------         --------


Net asset value,
end of period               $   4.30         $   4.59         $   3.52        $   5.39          $  4.84
-------------------------------------------------------------------------------------------------------

Total Return (c)               -6.32%           30.40%          -34.62%          11.78%           -3.20%
-------------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)            $  3,474         $ 3,768         $  2,822        $  3,821         $  4,181
                             ========         =======         ========        ========         ========
Ratio of Expenses to
Average Net Assets (e)          1.99% (d)        2.01%            1.99%           1.97%            1.95% (d)

Ratio of Net Investment
Income/(loss) to Average
Net Assets (e)                 -1.73% (d)       -0.69%           -0.68%           0.08%           -1.09% (d)

Portfolio turnover
rate(%)                          7.97%          34.63%           35.90%          79.36%          120.49%
-------------------------------------------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                               June 30, 2010 (Unaudited)
                                  (Unaudited)

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds, MH Elite Fund of Funds, and MH Select Portfolio of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 14, 2009, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

                       MH Elite Portfolio of Funds, Inc.

                            ADDITIONAL INFORMATION
                           June 30, 2010 (Unaudited)

                                  EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010 (Unaudited).



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                             Expenses Paid During the
	                Beginning Account Value    Ending Account Value      Period January 1, 2009 to
                             January 1, 2010	 June 30, 2010 (Unaudited)   June 30, 2010 (Unaudited)  (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                 $968	                  $6.10	 (b)

Actual - MH Elite Fund
of Funds 	                $1,000	                 $930	                  $5.98  (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                 $937	                  $9.61  (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000                  $1,025	                  $6.28

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                 $10.04

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.30% to 2.50% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                           June 30, 2010 (Unaudited)
                              (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Independent      One Year,  Retired                      3               None
565 Fallbrook Drive         Director         Since
Venice, FL 34292                             7-31-1998
81

Howard Samms                Independent      One Year,  Retire from Johnson and      3               None
4 Surrey Lane               Director         Since      Johnson Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
64                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Independent      One Year,  Retired                      3               None
44 Dexter Drive North       Director         Since
Basking Ridge, NJ 07920                      8-6-1999
81

Tice Walker                 Independent      One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
41

Jeff Holcombe (a)           Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
54                          Vice-President   7-31-1998


Vincent Rettino(b)          Interested       One Year,  Teacher Union                3               None
235 Russell Avenue          Director                    NJ School District
Rahway, NJ 07065                             Since      MH Investment
34                                           10-31-08   Management
                                                        Research Assistant




(a) Mr. Holcombe is an 'interested person' (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b) Mr. Rettino is an 'interested person' (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund's Investment Advisor.

                                 Director Compensation

Each director, if any, who is not an 'interested director' as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees. Additionally, the Chairman of the Board is paid $125 annually per Fund. The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

Item 2. Code of Ethics

  Not applicable for filing of Semi-Annual Report to Shareholders.


Item 3. Audit Committe Financial Expert


  Not applicable for filing of Semi-Annual Report to Shareholders.


Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.



     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2010.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Officer)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2010.



                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Officer)